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                                                 ------------------------------
                       UNITED STATES                     OMB APPROVAL
                                                 ------------------------------
            SECURITIES AND EXCHANGE COMMISSION   OMB Number:         3235-0456
                  Washington, D.C. 20549         Expires:      August 31, 2000
                                                 Estimated average burden
                                                 hours per response..........1
                                                 ------------------------------
                        FORM 24f-2
             ANNUAL NOTICE OF SECURITIES SOLD
                  PURSUANT TO RULE 24f-2

 Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             PaineWebber Olympus Fund
             51 West 52nd Street
             New York, NY 10019-6114

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      2.     The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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      3.     Investment Company Act File Number:

                        811-4180

             Securities Act File Number:

                        2-94983
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      4(a).  Last day of fiscal year for which this Form is filed:

                 August 31, 2000
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      4(b).  [ ]  Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
      Note: If the form is being filed late, interest must be paid on the registration fee due.
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      4(c).  [ ]  Check box if this is the last time the issuer will be filing this Form.

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
      5.    Calculation of registration fee:

          (i)    Aggregate sale price of securities sold                                        $ 233,419,410
                 during the fiscal year pursuant to                                             -------------
                 section 24(f):


          (ii)   Aggregate price of securities redeemed
                 or repurchased during the fiscal year           $   183,525,199
                                                                 ---------------

          (iii)  Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year
                 ending no earlier than October 1, 1995 that
                 were not previously used to reduce              $   161,025,831
                 registration fees payable to the Commission:    ---------------

          (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:               -$344,551,030
                                                                                                -------------


          (v)    Net sales - if item 5(i) is greater
                 than Item 5(iv) [subtract item 5(iv)                                           $           0
                 from Item 5(i)]:                                                               -------------


          (vi)   Redemption credits available for use in
                 future years -- if Item 5(i) is less            $ (111,131,620)
                 than Item 5(iv) [subtract Item 5(iv)            ---------------
                 from Item 5(i)]:


          (vii)  Multiplier for determining registration
                 fee (See Instruction C.9):                                                    =$    0.000264
                                                                                                -------------

          (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee id due):

      6.    Prepaid Shares

            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October
            11, 1997, then report the amount of securities (number of shares or other units) deducted here:
            0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
            0.

        7.  Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                                                 +$         0
                                                                                                 ------------

         8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                 =$         0
                                                                                                 ============
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        9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                          Method of Delivery:

                                           [ ]      Wire Transfer

                                           [ ]      Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Ann E. Moran
                              --------------------------------------------------

                              Ann E. Moran
                              --------------------------------------------------
                              Vice President and Assistant Treasurer
                              --------------------------------------------------

Date:    November 20, 2000
         -----------------

         *Please print the name and title of the signing officer below the signature.


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